Long-Term Debt (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended										1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 9-7/8% Senior Notes due June 2019 [Member]	Dec. 31, 2011 7% Senior Notes due September 2050 [Member]	Sep. 30, 2010 7% Senior Notes due September 2050 [Member]	Dec. 31, 2011 7-1/2% Senior Debentures due November 2033 [Member]	Dec. 31, 2011 7-1/4% Senior Debentures due January 2034 [Member]	Dec. 31, 2011 7-1/8% Senior Debentures due February 2034 [Member]	Dec. 31, 2011 10-7/8% Subordinated Notes due May 2011 [Member]	May 31, 2011 10-7/8% Subordinated Notes due May 2011 [Member] Subsidiaries [Member]
Debt Instrument [Line Items]
American Premier 10-7/8% Subordinated Notes due May 2011											$ 8
Interest rate on debt instruments				9.875%	7.00%		7.50%	7.25%	7.125%	10.875%
7% Senior Notes due September 2050						132
Long-Term Debt (Textual) [Abstract]
Interest expense credited on funds held by AFG's insurance subsidiaries under reinsurance contracts and other similar agreements	10	10	7
Secured Borrowings guaranteed by AFG	17	18
Scheduled principal payments on debt in 2012	34
Scheduled principal payments on debt in 2013	20
Scheduled principal payments on debt in 2014	2
Scheduled principal payments on debt in 2015	14
Scheduled principal payments on debt in 2016	45
AFG's revolving credit line	500
Interest rate range for revolving credit facility	1.75% to 3.00% (currently 2%) over LIBOR
Amount borrowed under AFG revolving credit facility	0
Cash interest payments on long-term debt	$ 74	$ 68	$ 64